Employee benefits - Change in benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Overfunded pension plans | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	$ 3,517	$ 3,397
Service costs	6	5
Interest costs	305	282
Benefits paid	(433)	(296)
Effect of changes in the actuarial assumptions	718	679
Translation adjustment	(107)	(550)
Benefit obligation (Plan assets) as at end of the year	4,006	3,517
Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	656
Benefit obligation (Plan assets) as at end of the year	695	656
Underfunded pension plans | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	3,929	4,470
Service costs	55	101
Interest costs	153	158
Benefits paid	(249)	(272)
Participant contributions		(11)
Effect of changes in the actuarial assumptions	373	(164)
Translation adjustment	160	(353)
Benefit obligation (Plan assets) as at end of the year	4,421	3,929
Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,280
Benefit obligation (Plan assets) as at end of the year	1,504	1,280
Other benefits | Present value of actuarial liabilities
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,280	1,410
Service costs	10	36
Interest costs	59	59
Benefits paid	(62)	(60)
Effect of changes in the actuarial assumptions	176	(32)
Translation adjustment	41	(133)
Benefit obligation (Plan assets) as at end of the year	$ 1,504	$ 1,280